SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 46 (File No. 2-73113)                        [X]
                             --
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF l940

Amendment No. 48 (File No. 811-3219)                                      [X]
              ---

AXP Variable Portfolio - Income Series, Inc.
200 AXP Financial Center
Minneapolis, MN  55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check  appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b)
    [ ] on (date) pursuant to  paragraph  (b)
    [ ] 60 days after  filing pursuant to paragraph  (a)(1)
    [ ] on (date) pursuant to paragraph  (a)(1)
    [ ] 75 days after filing  pursuant to paragraph  (a)(2)
    [X] on Sept. 15, 2003 pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and Statement of Additional Information filed electronically herewith is intended to supersede the prospectus and Statement of Additional Information filed with Post-Effective Amendment No. 44 to Registration Statement No. 2-73113, filed on or about June 27, 2003.

The prospectus and Statement of Additional Information filed electronically herewith are not intended to supersede the prospectus and Statement of Additional Information filed with Post-Effective Amendment No. 45 to Registration Statement No. 2-73113, filed on or about Aug. 15, 2003.

American
    Express(R)
  Funds

American Express(R)
Variable Portfolio Funds


                                          PROSPECTUS/SEPT. 15, 2003

AXP(R) Variable Portfolio - Core Bond Fund
AXP(R) Variable Portfolio - Partners Select Value Fund


Please note that each Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

These securities are not deposits or obligations of, or guaranteed by, any bank or an affiliate of any bank, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), or any other agency of the United States, or any bank or an affiliate of any bank; and are subject to investment risks including possible loss of value.

AMERICAN
 (R) EXPRESS

Managed by: American Express Financial Corporation

Table of Contents

TAKE A CLOSER LOOK AT:

The Funds                                                3p
AXP Variable Portfolio - Core Bond Fund                  3p
Goal                                                     3p
Principal Investment Strategies                          3p
Principal Risks                                          3p
Past Performance                                         4p
Management                                               4p
Other Securities and Investment Strategies               4p

AXP Variable Portfolio - Partners Select Value Fund      5p
Goal                                                     5p
Principal Investment Strategies                          5p
Principal Risks                                          5p
Past Performance                                         6p
Management                                               6p
Other Securities and Investment Strategies               6p
Fees and Expenses                                        6p
Buying and Selling Shares                                7p
Valuing Fund Shares                                      7p
Purchasing Shares                                        7p
Transferring/Selling Shares                              8p
Distributions and Taxes                                  8p
Other Information                                        8p



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2p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS-- PROSPECTUS

The Funds


References to "Fund" throughout this prospectus refer to AXP Variable  Portfolio
- Core Bond Fund and AXP Variable Portfolio - Partners Select Value Fund, singularly or collectively as the context requires.


A  Fund  may  have  a  name,  portfolio  manager,  objectives,   strategies  and
characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.


AXP Variable Portfolio - Core Bond Fund


GOAL

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in intermediate-term (5-12 years) investment grade securities that are included in the Lehman Brothers Aggregate Bond Index (the "Index"). The Index includes securities issued by the U.S. government, corporate securities and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade ("junk bonds"), although it may hold securities that have been downgraded. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Evaluating the portfolio's total exposure to the sectors, industries and securities relative to the Index.

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

o Targeting an average portfolio duration of 4 to 6 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5 year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

The Fund's investment process employs significant risk controls that are designed to maintain risk levels to be comparable to the Index. These controls include review of effective duration and limitation on sector allocations, industry concentration and the size of individual positions.

In evaluating whether to sell a security, AEFC considers, among other factors:

o The portfolio's total exposure to the sectors, industries and securities relative to the Index.


o Whether a security's rating change or vulnerability to a change.


o Whether a sector or industry is experiencing change.


o Changes in the interest rate or economic outlook.


o Whether AEFC identifies a more attractive opportunity.


Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in short-term obligations such as government securities and commercial paper. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.



PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Credit Risk

   Call/Prepayment Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

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3p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS-- PROSPECTUS

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to change in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.


PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the Lehman Brothers Aggregate Bond Index, an unmanaged index, made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Fund also intends to compare its performance to the Lipper Intermediate Investment Grade Funds Index, an index published by Lipper Inc., that includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


MANAGEMENT

The team that manages the Fund's portfolio is led by:

Tom Murphy, CFA, Portfolio Manager


o  Managed the Fund since 2003.


o  Leader of the investment grade corporate bond sector team.

o  Joined AEFC in 2002.

o Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.

o  Began investment career in 1986.

o  MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.


OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as convertible securities and preferred stocks. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


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4p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS-- PROSPECTUS

AXP Variable Portfolio - Partners Select Value Fund


GOAL

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES



The Fund's assets are primarily invested in common stocks, preferred stocks and securities convertible into common stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the National Association of Securities Dealers. The Fund invests in mid cap companies as well as companies with larger and smaller market capitalizations. The Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls withing the range of the Russell 3000(R) Value Index. At June 30, 2003, the range of the Index was between $29 million and $239 billion. The market capitalization range and the composition of the Russell 3000 Index are subject to change.



AEFC serves as the investment manager to the Fund and is responsible for the Fund's overall administration, distribution and oversight of the subadviser. AEFC has selected an independent asset manager, GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company (the Subadviser), to subadvise the Fund.

In selecting investments for the Fund, the Subadviser looks for companies which appear underpriced relative to their private market value (PMV). PMV is the value the Subadviser believes informed investors would be willing to pay for a company in an arm's-length transaction, such as an acquisition, based on the company's cash flow, assets, and business prospects. The Subadviser will invest in companies that it believes are selling at a significant discount to their PMV in the public market. In choosing investments, the Subadviser considers factors such as:

o Price and earnings expectations.

o The Subadviser's assessment of the company's price-to-earnings ratio relative to the price-to-earnings ratios of other companies.

o Balance sheet characteristics.

o The Subadviser's assessment of the skills and experience of the company's management relative to other well-managed companies.

o Changes in economic and political outlooks as well as individual corporate developments.

The Subadviser will generally sell investments when they lose their perceived value relative to other investments.


Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees and expenses.



PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Small and Medium Company Risk

   Management Risk

   Style Risk

   Issuer Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Small and Medium Company Risk

Investments in small and medium capitalization companies often involve greater risks than investments in larger, more established companies because small and medium capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

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5p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS-- PROSPECTUS

Style Risk

The Fund purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.


When available, the Fund intends to compare its performance to the Russell 3000(R) Value Index, an unmanaged index, that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

The Fund also intends to compare its performance to the Lipper Multi-Cap Value Funds Index, an index published by Lipper Inc., that includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


MANAGEMENT

AEFC selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board of Directors.


The Subadviser manages the Fund's assets based upon its experience in managing a fund whose investment goals and strategies are substantially similar to those of the Fund.


Mr. Mario Gabelli, CFA, is responsible for the day-to-day management of the Fund. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief
Investment Officer of Gabelli Asset Management Company and its predecessor company since its inception in 1977. Mr. Gabelli also serves as Chairman and Chief Executive Officer of Gabelli Asset Management Inc., a New York Stock Exchange-listed company that trades under the stock symbol GBL.

GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company, is located at One Corporate Center, Rye, New York 10580. The Subadviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.


OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI.



Fees and Expenses


Because the Fund is the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fee or sales charges imposed by your annuity contract or life insurance policy.

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6p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS-- PROSPECTUS



ANNUAL FUND OPERATING EXPENSES(d)

As a percentage of average daily net assets

                                         Management   Distribution       Other                 Fee waiver/expense     Net
Fund                                       fees(a)   (12b-1) fees(b)  expenses(c)       Total     reimbursement    expenses

AXP VP - Core Bond Fund                      0.63%          0.13%          0.45%         1.21%          0.26%         0.95%
AXP VP - Partners Select Value Fund(e),(f)   0.81%          0.13%          0.46%         1.40%          0.25%         1.15%

(a)  The Fund pays AEFC a fee for managing its assets.

(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays AEFC an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, overtime this will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative and accounting services.

(d) Other expenses are based on estimated amounts for the current fiscal year. AEFC has contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2004. Under this agreement, total expenses will not exceed 1.15% for AXP VP-Core Bond Fund and 0.95% for AXP VP - Partners Select Value Fund.

(e) AEFC pays GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company, a fee for sub-investment advisory services.

(f) The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment.


Example

This example is intended to show you the expenses you would pay if you invest $10,000 to a subaccount that invests in the Fund which earns a 5% annual return. The operating expenses remain the same each year. If you hold your accumulation units until the end of the years shown, your costs would be:

Fund                                     1 year                  3 years


AXP VP - Core Bond Fund                  $  97                    $359
AXP VP - Partners Select Value Fund        117                     419

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


This example does not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would incease expenses for all periods shown.

Buying and Selling Shares

VALUING FUND SHARES


The net asset value (NAV) is the value of a single Fund share. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern Time, on each day that the NYSE is open.

The Fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued at amoritized cost. Foreign investments are valued in U.S. dollars.

AEFC will price a security at fair value in accordance with procedures adopted by the Fund's Board of Directors if a reliable market quotation is not readily available. AEFC also may use fair value if a security's value has been materially affected by events after the close of the primary exchanges or markets on which the security is traded and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of the security is different from the quoted or published price.



PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

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7p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS-- PROSPECTUS

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. AEFC or an authorized agent will mail your payment within seven days after accepting your surrender or withdrawal request. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.


Distributions and Taxes

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to the shareholders (subaccounts) as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is either long-term or short-term depending on the length of time the Fund held the security. Realized capital gains or losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENT

Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.


TAXES

The  Fund   intends  to  comply   with  the   [regulations   relating   to  the]
diversification  requirements  under  [section  817(h)] of the Internal  Revenue
Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

Other Information

INVESTMENT MANAGEMENT

AEFC, the Fund's investment manager, located at 200 AXP Financial Center, Minneapolis, MN 55474, is the wholly-owned subsidiary of American Express
Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services. AEFC has been a provider of financial services since 1894 and as of the end of the most recent fiscal year owned and managed more than $207 billion in assets.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

--------------------------------------------------------------------------------
8p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS-- PROSPECTUS

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, or to make inquiries about the Fund, contact American Express Variable Portfolio Funds.


American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919 TTY: (800) 846-4852

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


Investment Company Act File #s:


AXP Variable Portfolio - Core Bond Fund                    811-3219

AXP Variable Portfolio - Partners Select Value Fund        811-10383


AMERICAN
 (R) EXPRESS

American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474


                                                                S-6465 A (9/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

           AXP(R) Variable Portfolio - Income Series, Inc.
                      AXP(R) Variable Portfolio - Core Bond Fund


           AXP(R) Variable Portfolio - Partners Series, Inc.
                      AXP(R) Variable Portfolio - Partners Select Value Fund


           (singularly and collectively, where the context requires,
                            referred to as the Fund)



                                 SEPT. 15, 2003



This Statement of Additional Information (SAI) is not a prospectus. It may be obtained from your financial advisor or by writing to American Express(R) Variable Portfolio Funds, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Fundamental Investment Policies                                    p.  3

Investment Strategies and Types of Investments                     p.  4
Information Regarding Risks and Investment Strategies              p.  6
Security Transactions                                              p. 22
Brokerage Commissions Paid to Brokers Affiliated with AEFC         p. 23
Performance Information                                            p. 24
Valuing Fund Shares                                                p. 25
Selling Shares                                                     p. 25
Taxes                                                              p. 26
Agreements                                                         p. 26
Organizational Information                                         p. 29
Board Members and Officers                                         p. 31
Independent Auditors                                               p. 33
Appendix                                                           p. 33



--------------------------------------------------------------------------------
2   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Fundamental Investment Policies

Throughout this SAI, the funds are referred to as follows:


AXP Variable Portfolio - Core Bond Fund (Core Bond)
AXP Variable Portfolio - Partners Select Value Fund (Partners Select Value)


Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

Core Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Lend Fund securities in excess of 30% of its net assets.



Partners Select Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Purchase more than 10% of the outstanding voting securities of an issuer, except up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

--------------------------------------------------------------------------------
3   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets



Investment Strategies and Types Of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


Investment strategies and types of investments              Allowable for the Fund?

                                                    Core Bond         Partners Select Value


Agency and Government Securities                       yes                     yes
Borrowing                                              yes                     yes
Cash/Money Market Instruments                          yes                     yes
Collateralized Bond Obligations                        yes                      no
Commercial Paper                                       yes                     yes
Common Stock                                           yes                     yes
Convertible Securities                                 yes                     yes
Corporate Bonds                                        yes                     yes
Debt Obligations                                       yes                     yes
Depositary Receipts                                    yes                     yes
Derivative Instruments                                 yes                     yes
Foreign Currency Transactions                          yes                     yes
Foreign Securities                                     yes                     yes
High-Yield (High-Risk) Securities (Junk Bonds)         yes                     yes
Illiquid and Restricted Securities                     yes                     yes
Indexed Securities                                     yes                     yes
Inverse Floaters                                        no                      no
Investment Companies                                   yes                     yes
Lending of Portfolio Securities                        yes                     yes
Loan Participations                                    yes                     yes
Mortgage- and Asset-Backed Securities                  yes                     yes
Mortgage Dollar Rolls                                  yes                      no
Municipal Obligations                                  yes                     yes
Preferred Stock                                        yes                     yes
Real Estate Investment Trusts                          yes                     yes
Repurchase Agreements                                  yes                     yes
Reverse Repurchase Agreements                          yes                     yes



--------------------------------------------------------------------------------
4   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS


Investment  strategies  and types of investments  (continued)
                                                                     Allowable for the Fund?
                                                            Core Bond               Partners Select Value

Short Sales                                                     no                           no
Sovereign Debt                                                 yes                           no
Structured Products                                            yes                          yes
Swap Agreements                                                 no                           no
Variable- or Floating-Rate Securities                          yes                          yes
Warrants                                                       yes                          yes
When-Issued Securities                                         yes                          yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities           yes                          yes


The following are guidelines that may be changed by the board at any time:

Core Bond

o Under normal market conditions, at least 80% of the Fund's net assets are invested in bonds and other debt securities. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o    The Fund may invest up to 15% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its net assets in securities of investment companies unless a higher amount is permitted under an SEC exemptive order.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.



Partners Select Value

o The Fund will normally purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least "BBB" by Standard &Poor's (S&P) or, in the case of unrated securities, judged by the Subadviser to be of comparable quality. The Fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of "B" and provided also that the total investment in such securities remains below 15% of the Fund's assets.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

o The Fund will not invest more than 20% of its net assets in foreign securities.

o The Fund will not make additional investments while any borrowing remains outstanding.

--------------------------------------------------------------------------------
5   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

--------------------------------------------------------------------------------
6   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.


INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

--------------------------------------------------------------------------------
7   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.


--------------------------------------------------------------------------------
8   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

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All ratings  limitations  are  applied at the time of  purchase.  Subsequent  to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

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One of the risks an investor  assumes  when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

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11   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

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12   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

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


Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

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14   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

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15   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

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16   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

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17   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

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18   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

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19   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap

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20   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS
transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

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21   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.


Security Transactions
Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The  Fund,  AEFC,  and any  subadviser  each have a strict  Code of Ethics  that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

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22   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds and accounts advised by AEFC even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

The Fund's portfolio turnover rate indicates changes in its portfolio of securities and will vary from year to year. The Fund may experience relatively higher portfolio turnover than normal during a period of rapid asset growth if smaller positions acquired in connection with portfolio diversification requirements are replaced by larger positions. Relatively greater portfolio turnover often occurs in the early years of a fund's operation since it is more difficult for new funds to establish meaningful portfolio positions as quickly and efficiently as a more seasoned fund.


Brokerage Commissions Paid to Brokers  Affiliated with AEFC

Affiliates of American Express Company (of which AEFC is a wholly-owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

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23   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Performance Information

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.


AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)(to the power of n) = ERV

where:                  P = a hypothetical initial payment of $1,000
                        T = average annual total return
                        n = number of years
                      ERV = ending  redeemable value of a hypothetical  $1,000
                            payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)


AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

                         ERV - P
                         -------
                            P

where:                  P = a hypothetical initial payment of $1,000
                      ERV = ending  redeemable value of a hypothetical  $1,000
                            payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)


In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, iMoneyNet Money Market Fund Report, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.


Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

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24   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Valuing Fund Shares

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.


o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is different from the quoted or published price.


o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.


Selling Shares

The Fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of the Fund to sell shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.


REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

--------------------------------------------------------------------------------
25   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Taxes

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.


Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

Core Bond


Assets (billions)    Annual rate at each asset level
First  $1.0                      0.630%
Next    1.0                      0.615
Next    1.0                      0.600
Next    3.0                      0.585
Next    3.0                      0.570
Over    9.0                      0.555


Partners Select Value


Assets (billions)     Annual rate at each asset level
First  $0.50                     0.810%
Next    0.50                     0.795
Next    1.00                     0.780
Next    1.00                     0.765
Next    3.00                     0.750
Over    6.00                     0.720

For Partners Select Value, before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one share of the Fund and the change in the Lipper Multi-Cap Value Funds Index for Partners Select Value. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table:


Performance
Difference     Adjustment Rate

0.00%-0.50%    0

0.50%-1.00%    6 basis points times the performance difference over 0.50%
               (maximum of 3 basis points if a 1% performance difference)


1.00%-2.00%    3 basis points, plus 3 basis points times the performance
               difference over 1.00% (maximum 6 basis points if a 2% performance difference)

2.00%-4.00%    6 basis points, plus 2 basis points times the performance
               difference over 2.00% (maximum 10 basis points if a 4% performance difference)

4.00%-6.00%    10 basis points, plus 1 basis point times the performance
               difference over 4.00% (maximum 12 basis points if a 6% performance difference)

6.00% or more  12 basis points

For example,  if the  performance  difference is 2.38%,  the adjustment  rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002[2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.0012 per year. Where the Fund's share performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's shares, the fee paid to AEFC will decrease.

--------------------------------------------------------------------------------
26   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

The first adjustment will be made in April 2004, and will cover the six-month period beginning October 1, 2003. The comparison period will increase by one month until it reaches 12 months. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board.

Basis for board approving the investment advisory contract

Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to approve the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o    consistent   effort  to  provide  a  management   structure   that  imposes
     disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o    reasonable level of AEFC's profitability from its mutual fund operations.


Subadvisory Agreement

The assets of the Fund are managed by a Subadviser that has been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and AEFC does not expect to make frequent changes of a Subadviser.

The Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

AEFC enters into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.

Gabelli: GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company, located at One Corporate Center, Rye, NY 10580, subadvises the Fund's assets. The Subadviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee is equal to 0.40% of average daily net assets that are subject to the Subadviser's investment discretion on the first $500 million, reducing to 0.30% as assets increase.


--------------------------------------------------------------------------------
27   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

ADMINISTRATIVE SERVICES AGREEMENT

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fees are calculated as follows:

Core Bond


Assets (billions)             Annual rate at each asset level
First  $1.0                             0.050%
Next    1.0                             0.045
Next    1.0                             0.040
Next    3.0                             0.035
Next    3.0                             0.030
Over    9.0                             0.025
Partners Select Value

Assets (billions)            Annual rate at each asset level
First  $0.50                            0.060%
Next    0.50                            0.055
Next    1.00                            0.050
Next    1.00                            0.045
Next    3.00                            0.040
Over    6.00                            0.035


The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, the Fund and AEFC entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, AEFC is paid a fee up to actual expenses incurred at an annual rate of up to 0.125% of the Fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the American Express Variable Portfolio Funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by AEFC. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

The fee is not allocated to any one service (such as advertising, payments to underwriters or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

--------------------------------------------------------------------------------
28   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.


Organizational Information
The Fund is an open-end management investment company. The Fund headquarters are at 70100 AXP Financial Center Minneapolis, MN 55474.


SHARES

The Fund is owned by the subaccounts, its shareholders. The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.


VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance policy prospectus. All shares have voting rights over the Fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in a Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that shareholders have as many votes as the dollar amount owned, including fractional shares, multiplied by the number of members to be elected.


DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

--------------------------------------------------------------------------------

29   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS


FUND HISTORY TABLE FOR FUNDS MANAGED BY AEFC

                                                          Date of          Form of         State of        Fiscal
                                                       organization     organization     organization     year end    Diversified

IDS Life Series Fund, Inc.                                      5/8/85   Corporation           MN           4/30
   Equity Portfolio                                                                                                       Yes
   Equity Income Portfolio                                                                                                Yes
   Government Securities Portfolio                                                                                        Yes
   Income Portfolio                                                                                                       Yes
   International Equity Portfolio                                                                                         Yes
   Managed Portfolio                                                                                                      Yes
   Money Market Portfolio                                                                                                 Yes
AXP Variable Portfolio - Income Series, Inc.         4/27/81, 6/13/86*   Corporation        NV/MN           8/31
   AXP Variable Portfolio - Bond Fund                                                                                     Yes
   AXP Variable Portfolio - Core Bond Fund                                                                                Yes
   AXP Variable Portfolio - Extra Income Fund                                                                             Yes
   AXP Variable Portfolio - Federal Income Fund                                                                           Yes
   AXP Variable Portfolio - Global Bond Fund                                                                               No



AXP Variable Portfolio -
  Investment Series, Inc.                            4/27/81, 6/13/86*   Corporation        NV/MN           8/31
   AXP Variable Portfolio - Blue Chip Advantage Fund                                                                      Yes
   AXP Variable Portfolio - Capital Resource Fund                                                                         Yes
   AXP Variable Portfolio - Emerging Markets Fund                                                                         Yes
   AXP Variable Portfolio - Equity Select Fund                                                                            Yes
   AXP Variable Portfolio - Growth Fund                                                                                   Yes
   AXP Variable Portfolio - S&P 500 Index Fund                                                                             No

   AXP Variable Portfolio - International Fund                                                                            Yes

   AXP Variable Portfolio - New Dimensions Fund                                                                           Yes
   AXP Variable Portfolio - Small Cap Advantage Fund                                                                      Yes
   AXP Variable Portfolio - Stock Fund                                                                                    Yes
   AXP Variable Portfolio - Strategy Aggressive Fund                                                                      Yes
AXP Variable Portfolio - Managed Series, Inc.                   3/5/85   Corporation           MN           8/31
   AXP Variable Portfolio -
        Diversified Equity Income Fund                                                                                    Yes
   AXP Variable Portfolio - Managed Fund                                                                                  Yes
AXP Variable Portfolio - Money Market Series, Inc.   4/27/81, 6/13/86*   Corporation        NV/MN           8/31
   AXP Variable Portfolio - Cash Management Fund                                                                          Yes
AXP Variable Portfolio - Partners Series, Inc.                  5/9/01   Corporation           MN           8/31
   AXP Variable Portfolio -
        Partners Select Value Fund                                                                                        Yes
   AXP Variable Portfolio -
        Partners Small Cap Value Fund                                                                                      No



* Date merged into a Minnesota corporation.

--------------------------------------------------------------------------------
30   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 83 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                              Position held          Principal                Other                Committee
address,                           with Fund and          occupation during        directorships        memberships
age                                length of service      past five years
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Arne H. Carlson                    Board member           Chair, Board                                  Joint Audit,
901 S. Marquette Ave.              since 1999             Services                                      Contracts,
Minneapolis, MN 55402                                     Corporation                                   Executive,
Age 68                                                    (provides                                     Investment
                                                          administrative                                Review, Board
                                                          services to                                   Effectiveness
                                                          boards). Former
                                                          Governor of
                                                          Minnesota
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Philip J. Carroll, Jr.             Board member           Retired Chairman         Scottish Power
901 S. Marquette Ave.              since 2002             and CEO, Fluor           PLC, Vulcan
Minneapolis, MN 55402                                     Corporation              Materials
Age 65                                                    (engineering and         Company, Inc.
                                                          construction)
                                                          (construction since
                                                          1998
                                                          materials/chemicals)
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Livio D. DeSimone                  Board member           Retired Chair of         Cargill,             Joint Audit,
30 Seventh Street East             since 2001             the Board and            Incorporated         Contracts,
Suite 3050                                                Chief Executive          (commodity           Executive
St. Paul, MN 55101-4901                                   Officer, Minnesota       merchants and
Age 69                                                    Mining and               processors),
                                                          Manufacturing (3M)       General Mills,
                                                                                   Inc. (consumer
                                                                                   foods), Vulcan
                                                                                   Materials
                                                                                   Company
                                                                                   (construction
                                                                                   materials/chemicals),
                                                                                   Milliken &
                                                                                   Company
                                                                                   (textiles and
                                                                                   chemicals),
                                                                                   and Nexia
                                                                                   Biotechnologies,
                                                                                   Inc.


---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Heinz F. Hutter*                   Board member           Retired President                             Board
901 S Marquette Ave.               since 1994             and Chief                                     Effectiveness,
Minneapolis, MN 55402                                     Operating Officer,                            Executive,
Age 74                                                    Cargill,                                      Investment Review
                                                          Incorporated
                                                          (commodity
                                                          merchants and
                                                          processors)
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Anne P. Jones                      Board member           Attorney and                                  Joint Audit,
901 S Marquette Ave.               since 1985             Consultant                                    Board
Minneapolis, MN 55402                                                                                   Effectiveness,
Age 68                                                                                                  Executive
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Stephen R. Lewis, Jr.**            Board member           Retired President        Valmont              Contracts,
901 S Marquette Ave.               since 2002             and Professor of         Industries,          Investment
Minneapolis, MN 55402                                     Economics,               Inc.                 Review, Executive
Age 64                                                    Carleton College         (manufactures
                                                                                   irrigation
                                                                                   systems)
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Alan G. Quasha                     Board member           President,               Compagnie            Joint Audit,
901 S Marquette Ave.               since 2002             Quadrant                 Financiere           Board
Minneapolis, MN 55402                                     Management, Inc.         Richemont AG         Effectiveness
Age 53                                                    (management of           (luxury goods)
                                                          private equities)        Harken Energy
                                                                                   Corporation (oil and
                                                                                   gas exploration)
                                                                                   and SIRIT Inc.
                                                                                   (radio frequency
                                                                                   identification
                                                                                   technology)


---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Alan K. Simpson                    Board member           Former three-term        Biogen, Inc.         Investment
1201 Sunshine Ave.                 since 1997             United States            (biopharmaceuticals) Review, Board
Cody, WY 82414                                            Senator for Wyoming                           Effectiveness
Age 71
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Alison Taunton-Rigby               Board member           President,                                    Investment
901 S. Marquette Ave.              since 2002             Forester Biotech                              Review, Contracts
Minneapolis, MN 55402                                     since 2000. Former
Age 59                                                    President and CEO,
                                                          Aquila
                                                          Biopharmaceuticals,
                                                          Inc.
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------

 * Interested person of AXP Partners International Aggressive Growth Fund and AXP Partners Aggressive Growth Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of two of the AXP Partners Funds, American Century Investment Management, Inc.

** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
31 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Board Members Affiliated with AEFC***

Name,                              Position held          Principal                Other                Committee
address,                           with Fund and          occupation during        directorships        memberships
age                                length of service      past five years
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Barbara H. Fraser                  Board member           Executive Vice
1546 AXP Financial Center          since 2002             President - AEFA
Minneapolis, MN 55474                                     Products and
Age 53                                                    Corporate
                                                          Marketing of AEFC
                                                          since 2002.
                                                          President -
                                                          Travelers Check
                                                          Group, American
                                                          Express Company,
                                                          2001-2002.
                                                          Management
                                                          Consultant,
                                                          Reuters,
                                                          2000-2001.
                                                          Managing Director
                                                          - International
                                                          Investments,
                                                          Citibank Global,
                                                          1999-2000.
                                                          Chairman and CEO,
                                                          Citicorp
                                                          Investment
                                                          Services and
                                                          Citigroup
                                                          Insurance Group,
                                                          U.S., 1998-1999
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Stephen W. Roszell                 Board member           Senior Vice
50238 AXP Financial Center         since 2002, Vice       President -
Minneapolis, MN 55474              President since        Institutional
Age 54                             2002                   Group of AEFC
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
William F. Truscott                Board member           Senior Vice
53600 AXP Financial Center         since 2001, Vice       President - Chief
Minneapolis, MN 55474              President since        Investment Officer
Age 42                             2002                   of AEFC since
                                                          2001. Former Chief
                                                          Investment Officer
                                                          and Managing
                                                          Director, Zurich
                                                          Scudder Investments
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name,                              Position held          Principal                Other                Committee
address,                           with Fund and          occupation during        directorships        memberships
age                                length of service      past five years
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Jeffrey P. Fox                     Treasurer since        Vice President -
50005 AXP Financial Center         2002                   Investment
Minneapolis, MN 55474                                     Accounting, AEFC,
Age 48                                                    since 2002; Vice
                                                          President -
                                                          Finance, American
                                                          Express Company,
                                                          2000-2002; Vice
                                                          President -
                                                          Corporate
                                                          Controller, AEFC,
                                                          1996-2000
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Paula R. Meyer                     President since        Senior Vice
596 AXP Financial Center           2002                   President and
Minneapolis, MN 55474                                     General Manager -
Age 49                                                    Mutual Funds,
                                                          AEFC, since 2002; Vice
                                                          President and Managing
                                                          Director - American
                                                          Express Funds, AEFC,
                                                          2000-2002; Vice
                                                          President, AEFC,
                                                          1998-2000
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Leslie L. Ogg                      Vice President,        President of Board
901 S. Marquette Ave.              General Counsel,       Services
Minneapolis, MN 55402              and Secretary          Corporation
Age 64                             since 1978
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

--------------------------------------------------------------------------------
32   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Several committees facilitate its work

Executive Committee -- Acts for the board between meetings of the board.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process.


COMPENSATION FOR BOARD MEMBERS

The Fund pays no fees or expenses to board members until the assets of the Fund reach $20 million.


Independent Auditors
The financial statements contained in the Annual Report will be audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.


Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

--------------------------------------------------------------------------------
33   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

--------------------------------------------------------------------------------
34   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

--------------------------------------------------------------------------------
35   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity   for  timely   payment  on  issues  with  this   designation   is
     satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2  Satisfactory   capacity  to  pay  principal   and   interest,   with  some
      vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

--------------------------------------------------------------------------------
36   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

Moody's & S&P's

Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+:Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

--------------------------------------------------------------------------------
37   --   AMERICAN EXPRESS(R)VARIABLE PORTFOLIO FUNDS

S-6465-20 A (9/03)

PART C. OTHER INFORMATION

Item 23.  Exhibits

(a)(1)    Articles  of   Incorporation   as  amended  Oct.   13,   1989,   filed
          electronically  as  Exhibit  No.  1  to  Registrant's   Post-Effective
          Amendment No. 24, are incorporated by reference.

(a)(2) Articles of Amendment to Articles of Incorporation, dated June 16, 1999, filed electronically as Exhibit No. (a)(2) to Registrant's Post-Effective Amendment No. 45 (File No. 2-73113) are incorporated by reference.

(a)(3) Articles of Amendment to Articles of Incorporation, dated Nov. 14, 2002, filed electronically as Exhibit No. (a)(3) to Registrant's Post-Effective Amendment No. 45 (File No. 2-73113) are incorporated by Reference.

(b)       By-laws as amended Jan. 11, 2001, filed  electronically as Exhibit No.
          (b) to Registrant's Post-Effective Amendment No. 45 (File No. 2-73113) are incorporated by reference.

(c) Stock certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of IDS Life Special Income Fund, and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit 5(a) to Registrant's Post-Effective Amendment No. 29, is incorporated by reference.

(d)(2) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Bond Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 42, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(3) Investment Management Services Agreement between Registrant, on behalf of IDS Life Global Yield Fund and IDS Life Income Advantage Fund, and IDS Life Insurance Company dated April 11, 1996, filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 32, is incorporated by reference.

(d)(4) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Extra Income Fund and AXP Variable Portfolio - Global Bond Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 42, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(5) Investment Management Services Agreement, dated Sept. 13, 1999, between Registrant on behalf of AXP Variable Portfolio - Federal Income Fund and IDS Life Insurance Company, filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 39 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(6) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Federal Income Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 42, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(7) Investment Management Services Agreement between Registrant on behalf of AXP Variable Portfolio - Core Bond Fund and American Express Financial Corporation, to be filed by amendment.

(d)(8) Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Oct. 14, 1998, filed electronically as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 35 filed on or about Oct. 30, 1998, is incorporated by reference.

(d)(9) Amendment to Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(17) to AXP Variable Portfolio - Investment Series, Inc.'s Post-Effective Amendment No. 47 to Registration Statement No. 2-73115, is incorporated by reference.

(d)(10) Addendum to Investment Advisory Agreement, dated May 9, 2001 between IDS Life Insurance Company and American Express Financial Corporation filed electronically as Exhibit (d)(8) to AXP Variable Portfolio-Investment Series, Inc.'s Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 filed on or about Oct. 25, 2001, is incorporated by reference.

(d)(11) Addendum to Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation, dated Sept. 13, 1999, filed electronically as Exhibit (d)(14) to AXP Variable Portfolio - Investment Series, Inc.'s Post-Effective Amendment No. 47 to Registration Statement No. 2-73115, is incorporated by reference.

(d)(12) Administrative Services Agreement, dated March 20, 1995, between Registrant, on behalf of AXP(SM) Variable Portfolio - Bond Fund (formerly IDS Life Special Income Fund), and American Express
          Financial Corporation, filed electronically as Exhibit 5(c) to Registrant's Post-Effective Amendment No. 29, is incorporated by reference.

(d)(13) Amendment to Administrative Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Bond Fund and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 42, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(14) Administrative Services Agreement, dated April 11, 1996, between Registrant, on behalf of AXP(SM) Variable Portfolio - Global Bond Fund and AXP(SM) Variable Portfolio - Extra Income Fund (formerly IDS Life Global Yield Fund and IDS Life Income Advantage Fund, respectively), and American Express Financial Corporation, filed electronically as
          Exhibit 5(e) to Registrant's Post-Effective Amendment No. 32, is incorporated by reference.

(d)(15) Amendment to Administrative Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Extra Income Fund and AXP Variable Portfolio - Global Bond Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit
          (d)(14) to Registrant's Post-Effective Amendment No. 42, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(16) Administrative Services Agreement, dated Sept. 13, 1999 between Registrant on behalf of AXP Variable Portfolio - Federal Income Fund and American Express Financial Corporation, filed electronically as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 39 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(17) Amendment to Administrative Services Agreement between Registrant, on behalf of of AXP Variable Portfolio - Federal Income Fund and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(16) to Registrant's Post-Effective Amendment No. 42, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(18)   Administrative Services Agreement between Registrant on behalf of
          AXP Variable Portfolio - Core Bond Fund and American Express Financial Corporation to be filed by amendment.

(e)       Underwriting Contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant, on behalf of IDS Life Special Income Fund, and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(g)(2) Custodian Agreement between Registrant, on behalf of IDS Life Global Yield Fund and IDS Life Income Advantage Fund, and American Express Trust Company, dated April 11, 1996, is filed electronically as
          Exhibit 8(b) to Registrant's Post-Effective Amendment No. 32, is incorporated by reference.

(g)(3) Custodian Agreement, dated Sept. 13, 1999 between Registrant on behalf of AXP Variable Portfolio - Federal Income Fund and American Express Trust Company, filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 39 filed on or about Oct. 29, 1999, is incorporated by reference.

(g)(4) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York filed electronically as Exhibit
          (g)(3) to IDS Precious Metal Fund, Inc.'s Post-Effective Amendment No. 33, Registration Statement No. 2-93745 filed on or about May 21, 1999, is incorporated by reference

(g)(5)    Custodian  Agreement First Amendment  between American Express
          Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(6)    Custodian  Agreement Second Amendment  between American Express
          Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(7) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(8) Custodian Agreement between Registrant on behalf of AXP Variable Portfolio - Core Bond Fund and American Express Trust Company, to be filed by amendment.

(g)(9) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc.
          Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003 is incorporated by reference.

(h)(1) Plan and Agreement of Merger between IDS Life Special Income Minnesota, Inc. and IDS Life Special Income Fund, Inc. dated April 10, 1986, filed as electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.

(h)(2) License Agreement between Registrant and IDS Financial Corporation, dated Jan. 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.

(h)(3) License Agreement dated June 17, 1999 between the American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(4) Addendum to Schedule A and Schedule B of the License Agreement dated June 15, 2001, between the American Express Company and American Express Funds, filed electronically as Exhibit (h)(4) to AXP Variable Portfolio - Investment Series, Inc.'s Post-Effective Amendment No. 46 filed on or about October 25, 2001, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)       Independent  Auditors' Consent  to be filed by amendment.

(k)       Omitted Financial Statements: Not Applicable.

(l) Investment Letter of IDS Life Insurance Company, dated Oct. l3, l98l, filed electronically as Exhibit No. 13 to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.

(m)(1) Plan and Agreement of Distribution between Registrant (on behalf of AXP(SM) Variable Portfolio - Bond Fund, AXP(SM) Variable Portfolio - Global Bond Fund and AXP(SM) Variable Portfolio - Extra Income Fund) and IDS Life Insurance Company dated Sept. 20, 1999, filed electronically as Exhibit (m)(1) to Registrant's Post-Effective Amendment No. 40, filed on or about October 30, 2000, is incorporated by reference.

(m)(2) Plan and Agreement of Distribution dated Sept. 13, 1999, between Registrant on behalf of AXP Variable Portfolio - Federal Income Fund and IDS Life Insurance Company, filed electronically as Exhibit (m) to Registrant's Post-Effective Amendment No. 39 filed on or about Oct. 29, 1999, is incorporated by reference.

(m)(3) Plan and Agreement of Distribution between Registrant on behalf of AXP Variable Portfolio - Core Bond Fund, to be filed by amendment.

(n)       Rule 18f-3 Plan: Not Applicable.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated May 2003, filed electronically on or about August 15, 2003 as Exhibit (p)(2) to AXP Fixed Income Series, Inc.'s Post-Effective Amendment No. 55 to Registration Statement No. 2-51586, is incorporated by reference.

(q)(1) Directors'/Trustees' Power of Attorney, to sign Amendments to this Registration Statement dated Jan. 8, 2003, filed electronically as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 2-73113 is incorporated by reference.

(q)(2) Officers' Power of Attorney, to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Post-Effective Amendment No. 47, to Registration Statement No. 2-73115 is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit
          (q)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 2-73115 is incorporated by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

IDS Life and its subsidiaries are the record holders of all outstanding shares of AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Money Market Series, Inc. and AXP Variable Portfolio - Managed Series Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 25.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).

Directors and officers of IDS Life Insurance Company who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- --------------------------------------
Name and Title                  Other company(s)             Address*                     Title within other company(s)
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Director and Executive          Assurance Company            P.O. Box 5555
Vice President - Annuities                                   Albany, NY  12205-0555

                                American Enterprise Life                                  Director, Chairman of the Board and
                                Insurance Company                                         Executive Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Director and President          Assurance Company            P.O. Box 5555                Executive Officer
                                                             Albany, NY  12205-0555

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company                                         and Vice President-Insurance Products

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Walter S. Berman                American Express                                          Director and Treasurer
Vice President and Treasurer    Certificate Company

                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.                                             and Chief Financial Officer

                                American Centurion Life                                   Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice Pesident and Treasurer
                                Insurance Company


                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Partners Life                                    Vice Pesident and Treasurer
                                Insurance Company

                                IDS Life Insurance Company                                Vice Pesident and Treasurer

                                IDS Life Insurance Company                                Vice Pesident and Treasurer
                                of New York
------------------------------- ---------------------------- ---------------------------- ----------------------------
Barbara H. Fraser               American Express Financial                                Executive Vice President -
Director, Chairman of the       Advisors Inc.                                             AEFA Products and Corporate Marketing
Board and Chief Executive
Officer                         IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

                                American Express Trust Company                            Vice President
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Investments                                                              Investments

                                American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Investments

                                American Express                                          Vice President -  Investments
                                International Deposit
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments

                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Eric L. Marhoun                 American Centurion Life      20 Madison Ave. Extension    Director, General Counsel
Vice President, Assistant       Assurance Company            P.O. Box 5555                and Secretary
General Counsel and Assistant                                Albany, NY  12205-0555
Secretary
                                American Enterprise Life     829 AXP Financial Center     Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                American Partners Life       1751 AXP Financial Center    Director, Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                AMEX Assurance Company                                    Director

                                IDS Life Insurance Company   P.O. Box 5144                Director, General Counsel and
                                of New York                  Albany, NY 12205             Secretary

                                IDS Property Casualty                                     Director
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Timothy S. Meehan               American Express                                          Secretary
Secretary                       Financial Advisors Inc.

                                American Enterprise Investment Services                   Secretary

                                American Enterprise REO 1, LLC                            Secretary

                                American Express Asset                                    Secretary
                                Management Group Inc.

                                American Express Asset                                    Secretary
                                Management International Inc.

                                American Express Client Service                           Secretary
                                Corporation

                                American Express Financial                                Secretary
                                Advisors Inc. Japan

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                American Express Personal                                 Secretary
                                Trust Services, FSB

                                American Express Property                                 Secretary
                                Casualty Insurance Agency

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Kentucky Inc.

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Maryland  Inc.

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Pennslyvania Inc.

                                Amex Assurance Company                                    Secretary

                                IDS Cable Corporation                                     Secretary

                                IDS Cable II Corporation                                  Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Insurance Company                                Secretary

                                IDS Management Corporation                                Secretary

                                IDS Partnership Services Corporation                      Secretary

                                IDS Property Casualty                                     Secretary
                                Insurance Company

                                IDS Realty Company                                        Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate Development Corp.                     Secretary
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Jeryl A. Millner                American Express Financial                                Vice President - LFO, Insurance,
Vice President and Controller   Advisors Inc.                                             Annuities and Certificates

                                American Centurion Life                                   Vice President and Controller
                                Assurance Company

                                American Enterprise Life                                  Vice President and Controller
                                Insurance Company

                                American Express Certificate                              Vice President and Controller
                                Company

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance Company                                Vice President and Controller

                                IDS Life Insurance Company                                Vice President and Controller
                                of New York
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Mary Ellyn Minenko              American Enterprise Life     829 AXP Financial Center     Vice President, Group
Vice President, Assistant       Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
General Counsel and Assistant                                                             Secretary
Secretary
                                American Centurion Life                                   Counsel and Assistant Secretary
                                Assurance Company

                                American Partners Life       1751 AXP Financial Center    Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                of New York                                               and Assistant Secretary

                                IDS Life Series Fund, Inc.                                General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Barry J. Murphy                 American Express Client                                   Director, Chairman of the Board,
Director                        Service Corporation                                       President and Chief Executive Officer

                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                IDS Life Insurance Company                                Director
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and General      Advisors Inc.                                             Assistant General Counsel
Counsel and Assistant
Secretary                       American Centurion Life                                   Counsel and Secretary
                                Assurance Company

                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Corporation                              Director, Vice President and Secretary

                                IDS Life Insurance Company                                Vice President and General Counsel

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Partners                                         Director, Vice President,
                                Life Insurance Company                                    General Counsel and Secretary
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Stephen W. Roszell              Advisory Capital                                          Director
Director                        Strategies Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director and Executive Vice President
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                IDS Life Insurance Company                                Director

                                Northwinds Marketing                                      Manager
                                Group LLC
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Bridget Sperl                   American Enterprise                                       Director, President and Chief
Executive Vice President -      Investment Services Inc.                                  Executive Officer
Client Service
                                American Express Client                                   Director and Senior Vice President
                                Service Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- --------------------------------------

------------------------------- ---------------------------- ---------------------------- --------------------------------------
John T. Sweeney                 American Express Financial                                Vice President - Lead
Director and Executive          Advisors Inc.                                             Financial Officer, Products Group
Vice President - Finance
                                AMEX Assurance Company                                    Director

                                American Centurion Life                                   Vice President - Finance
                                Assurance Company

                                American Enterprise                                       Vice President - Finance
                                Life Insurance Company

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Certificate                              Vice President - Finance
                                Company

                                American Partners                                         Vice President - Finance
                                Life Insurance Company

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director


                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President - Finance

                                IDS Life Insurance Company                                Vice President - Finance
                                New York

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director
------------------------------- ---------------------------- ---------------------------- --------------------------------------
Beth E. Weimer                  American Express                                          Vice President - Chief
Chief Compliance Officer        Financial Advisors Inc.                                   Compliance Officer

                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International
                                Inc.

                                American Express Service                                  Chief Compliance Officer
                                Corporation
------------------------------- ---------------------------- ---------------------------- --------------------------------------

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Item 27.      Principal Underwriters

              The Fund has no principal underwriter.

Item 28.      Location of Accounts and Records

              American Express Financial Corporation
              70100 AXP Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, AXP Variable Portfolio - Income Series, Inc. has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 20th day of August, 2003.


AXP VARIABLE PORTFOLIO - INCOME SERIES, INC.




By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of August, 2003.

Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

                                                     Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser*                              Director
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter*                                Director
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

Signature                                            Capacity


/s/  Alan G. Quasha*
----------------------                               Director
     Alan G. Quasha

/s/  Stephen W. Roszell*                             Director
-------------------------
     Stephen W. Roszell

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors'/Trustees' Power of Attorney dated Jan. 8, 2003, and filed electronically as Exhibit (q)(1) to Registrant's Post-Effective Aemndment No. 44, by:




/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 46 TO REGISTRATION STATEMENT NO. 2-73113

This post-effective amendment contains the following papers and documents:

The facing sheet.

Part A

      The prospectus.

Part B

      Statement of Additional Information.

Part C.

      Other information.

      The signatures.

      Exhibits.